Asset Retirement Obligation (Schedule of Change In Asset Retirement Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation, Beginning of Year	$ 969	$ 921
Liabilities Incurred	38	43
Liabilities Settled	(126)	(90)
Change in Estimated Future Cash Outflows	68	28
Accretion of asset retirement obligation	53	53	50
Foreign Currency Translation	(36)	14
Asset Retirement Obligation, End of Year	$ 966	$ 969	$ 921